Fair Value (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Feb. 29, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2009	Mar. 12, 2013	Jun. 09, 2014	Jun. 09, 2011
Fair Value Disclosure [Line Items]
Proceeds from Collection of Notes Receivable	$ 24.8
Benefit from Release of Indemnification Related Reserve	2.5
Convertible Notes
Fair Value Disclosure [Line Items]
Market discount rate		6.00%
Convertible debt, fair value	50.5
Interest rate, per year		4.00%				4.00%
Senior Notes | Original Notes [Member]
Fair Value Disclosure [Line Items]
Market discount rate		6.00%
Interest rate, per year							6.00%
Estimated fair value of senior unsecured notes		350.0
Senior Notes | Senior Unsecured Notes due 2021
Fair Value Disclosure [Line Items]
Market discount rate		5.875%
Interest rate, per year								5.875%
Estimated fair value of senior unsecured notes		300.0
Trademarks [Member]
Fair Value Disclosure [Line Items]
Fair Value Of Trademarks			30.0
Market Royalty Fee Rate			1.50%
Market discount rate			45.00%
Notes Receivable [Member]
Fair Value Disclosure [Line Items]
Market discount rate				18.00%
Money Transfer Business [Member]
Fair Value Disclosure [Line Items]
Cash Received From Sale Of Business									19.5
Notes, Loans and Financing Receivable, Gross, Noncurrent									29.5
Credit Facility Offered As Part Money Transfer Sale				4.0
Notes Receivable [Member]
Fair Value Disclosure [Line Items]
Asset Impairment Charges					$ 2.8